UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number   811-3759

Variable Insurance Products Fund IV

 (Exact name of registrant as specified in charter)

245 Summer St., Boston, Massachusetts  02210

 (Address of principal executive offices)       (Zip code)

Marc Bryant, Secretary

245 Summer St.

Boston, Massachusetts  02210

(Name and address of agent for service)

Registrant's telephone number, including area code:

617-563-7000

Date of fiscal year end:	December 31

Date of reporting period:	March 31, 2017

Item 1.

Schedule of Investments

Quarterly Holdings Report
for

Fidelity® Variable Insurance Products:

Industrials Portfolio

March 31, 2017

VCY-QTLY-0517
1.814650.112

Investments March 31, 2017 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 98.4%
	Shares	Value
Aerospace & Defense - 21.0%
Aerospace & Defense - 21.0%
Astronics Corp. (a)	18,700	$593,351
Astronics Corp. Class B	1,590	50,785
Elbit Systems Ltd.	4,700	534,155
General Dynamics Corp.	48,300	9,041,760
Hexcel Corp.	45,200	2,465,660
Huntington Ingalls Industries, Inc.	8,900	1,782,136
Northrop Grumman Corp.	31,300	7,444,392
Raytheon Co.	26,700	4,071,750
Rockwell Collins, Inc.	15,900	1,544,844
Teledyne Technologies, Inc. (a)	24,282	3,070,702
TransDigm Group, Inc.	12,200	2,685,952
United Technologies Corp.	89,123	10,000,492
		43,285,979
Airlines - 2.9%
Airlines - 2.9%
Southwest Airlines Co.	95,300	5,123,328
Spirit Airlines, Inc. (a)	15,900	843,813
		5,967,141
Building Products - 3.5%
Building Products - 3.5%
A.O. Smith Corp.	48,384	2,475,325
Fortune Brands Home & Security, Inc.	48,300	2,939,055
Masco Corp.	55,600	1,889,844
		7,304,224
Commercial Services & Supplies - 4.7%
Diversified Support Services - 2.3%
Cintas Corp.	18,700	2,366,298
KAR Auction Services, Inc.	54,800	2,393,116
		4,759,414
Environmental & Facility Services - 1.1%
Stericycle, Inc. (a)	23,800	1,972,782
Team, Inc. (a)	7,800	210,990
		2,183,772
Office Services & Supplies - 1.3%
West Corp.	112,906	2,757,165

TOTAL COMMERCIAL SERVICES & SUPPLIES		9,700,351

Construction & Engineering - 5.9%
Construction & Engineering - 5.9%
AECOM (a)	174,234	6,200,988
Dycom Industries, Inc. (a)(b)	25,200	2,342,340
Fluor Corp.	24,800	1,304,976
KBR, Inc.	160,500	2,412,315
		12,260,619
Electrical Equipment - 8.4%
Electrical Components & Equipment - 7.8%
Acuity Brands, Inc.	6,100	1,244,400
AMETEK, Inc.	105,500	5,705,440
Eaton Corp. PLC	62,100	4,604,715
Fortive Corp.	75,692	4,558,172
		16,112,727
Heavy Electrical Equipment - 0.6%
TPI Composites, Inc.	67,580	1,284,696

TOTAL ELECTRICAL EQUIPMENT		17,397,423

Industrial Conglomerates - 15.9%
Industrial Conglomerates - 15.9%
General Electric Co.	736,846	21,958,009
Honeywell International, Inc.	80,727	10,080,380
Roper Technologies, Inc.	3,300	681,417
		32,719,806
Machinery - 19.8%
Construction Machinery & Heavy Trucks - 9.0%
Allison Transmission Holdings, Inc.	125,800	4,536,348
Caterpillar, Inc.	89,400	8,292,744
PACCAR, Inc.	35,400	2,378,880
Wabtec Corp.	41,500	3,237,000
		18,444,972
Industrial Machinery - 10.8%
Colfax Corp. (a)	32,200	1,264,172
Flowserve Corp.	55,100	2,667,942
IDEX Corp.	24,740	2,313,437
Ingersoll-Rand PLC	45,800	3,724,456
Nordson Corp.	12,400	1,523,216
Parker Hannifin Corp.	4,100	657,312
Pentair PLC	37,500	2,354,250
Rexnord Corp. (a)	119,200	2,751,136
Snap-On, Inc.	17,200	2,901,124
TriMas Corp. (a)	101,462	2,105,337
		22,262,382

TOTAL MACHINERY		40,707,354

Professional Services - 3.0%
Human Resource & Employment Services - 1.4%
Recruit Holdings Co. Ltd.	11,700	596,928
Robert Half International, Inc.	48,700	2,378,021
		2,974,949
Research & Consulting Services - 1.6%
IHS Markit Ltd. (a)	77,000	3,230,150

TOTAL PROFESSIONAL SERVICES		6,205,099

Road & Rail - 7.7%
Railroads - 3.9%
Kansas City Southern	1,400	120,064
Norfolk Southern Corp.	47,500	5,318,575
Union Pacific Corp.	24,600	2,605,632
		8,044,271
Trucking - 3.8%
J.B. Hunt Transport Services, Inc.	51,646	4,738,004
Old Dominion Freight Lines, Inc.	27,700	2,370,289
YRC Worldwide, Inc. (a)	59,300	652,893
		7,761,186

TOTAL ROAD & RAIL		15,805,457

Trading Companies & Distributors - 5.1%
Trading Companies & Distributors - 5.1%
HD Supply Holdings, Inc. (a)	91,700	3,771,163
MSC Industrial Direct Co., Inc. Class A	24,300	2,497,068
Univar, Inc. (a)	84,500	2,590,770
WESCO International, Inc. (a)	7,800	542,490
Wolseley PLC	16,399	1,032,506
		10,433,997
Water Utilities - 0.5%
Water Utilities - 0.5%
AquaVenture Holdings Ltd.	59,400	1,013,958
TOTAL COMMON STOCKS
(Cost $167,652,017)		202,801,408

Money Market Funds - 1.8%
Fidelity Cash Central Fund, 0.84% (c)	1,699,947	1,700,287
Fidelity Securities Lending Cash Central Fund 0.84% (c)(d)	1,966,444	1,966,641
TOTAL MONEY MARKET FUNDS
(Cost $3,666,951)		3,666,928
TOTAL INVESTMENT PORTFOLIO - 100.2%
(Cost $171,318,968)		206,468,336
NET OTHER ASSETS (LIABILITIES) - (0.2)%		(376,521)
NET ASSETS - 100%		$206,091,815

Legend

 (a) Non-income producing

 (b) Security or a portion of the security is on loan at period end.

 (c) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (d) Investment made with cash collateral received from securities on loan.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$6,727
Fidelity Securities Lending Cash Central Fund	1,047
Total	$7,774

Investment Valuation

The following is a summary of the inputs used, as of March 31, 2017, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. Additional information on valuation inputs, and their aggregation into the levels used below, is provided later in this section.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Common Stocks	$202,801,408	$201,768,902	$1,032,506	$--
Money Market Funds	3,666,928	3,666,928	--	--
Total Investments in Securities:	$206,468,336	$205,435,830	$1,032,506	$--

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

Other Information

Income Tax Information

At March 31, 2017, the cost of investment securities for income tax purposes was $171,645,551. Net unrealized appreciation aggregated $34,822,785, of which $37,234,434 related to appreciated investment securities and $2,411,649 related to depreciated investment securities.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Holdings Report
for

Fidelity® Variable Insurance Products:

Materials Portfolio

March 31, 2017

VMATP-QTLY-0517
1.856923.109

Investments March 31, 2017 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 98.4%
	Shares	Value
Chemicals - 67.9%
Commodity Chemicals - 8.6%
LyondellBasell Industries NV Class A	44,216	$4,032,057
Olin Corp.	28,700	943,369
Trinseo SA	7,300	489,830
Tronox Ltd. Class A	22,543	415,918
Westlake Chemical Corp.	14,000	924,700
		6,805,874
Diversified Chemicals - 27.2%
Ashland Global Holdings, Inc.	6,600	817,146
E.I. du Pont de Nemours & Co.	157,900	12,684,107
Eastman Chemical Co.	31,135	2,515,708
The Chemours Co. LLC	62,600	2,410,100
The Dow Chemical Co.	49,800	3,164,292
		21,591,353
Fertilizers & Agricultural Chemicals - 11.1%
Agrium, Inc. (a)	11,900	1,135,728
CF Industries Holdings, Inc.	47,300	1,388,255
Monsanto Co.	42,027	4,757,456
The Mosaic Co.	6,500	189,670
The Scotts Miracle-Gro Co. Class A	14,600	1,363,494
		8,834,603
Industrial Gases - 3.1%
Air Products & Chemicals, Inc.	18,300	2,475,807
Specialty Chemicals - 17.9%
Axalta Coating Systems (b)	32,400	1,043,280
Ecolab, Inc.	22,328	2,798,592
Frutarom Industries Ltd.	9,200	514,286
Platform Specialty Products Corp. (b)	92,500	1,204,350
PPG Industries, Inc.	34,100	3,583,228
Sherwin-Williams Co.	8,200	2,543,558
W.R. Grace & Co.	35,746	2,491,854
		14,179,148

TOTAL CHEMICALS		53,886,785

Construction Materials - 3.1%
Construction Materials - 3.1%
Eagle Materials, Inc.	25,488	2,475,904
Containers & Packaging - 16.6%
Metal & Glass Containers - 5.8%
Ardagh Group SA	11,100	243,756
Ball Corp.	50,300	3,735,278
Berry Plastics Group, Inc. (b)	12,300	597,411
		4,576,445
Paper Packaging - 10.8%
Graphic Packaging Holding Co.	287,300	3,697,551
WestRock Co.	93,898	4,885,513
		8,583,064

TOTAL CONTAINERS & PACKAGING		13,159,509

Metals & Mining - 8.8%
Copper - 3.1%
Freeport-McMoRan, Inc. (b)	187,300	2,502,328
Diversified Metals & Mining - 3.4%
Alcoa Corp.	23,500	808,400
Glencore Xstrata PLC	168,849	662,472
Rio Tinto PLC	30,400	1,224,137
		2,695,009
Gold - 2.3%
Barrick Gold Corp.	33,300	632,521
Franco-Nevada Corp.	8,500	556,845
Randgold Resources Ltd. sponsored ADR (a)	7,400	645,872
		1,835,238

TOTAL METALS & MINING		7,032,575

Trading Companies & Distributors - 2.0%
Trading Companies & Distributors - 2.0%
Nexeo Solutions, Inc. (c)	39,000	345,540
Univar, Inc. (b)	40,100	1,229,466
		1,575,006
TOTAL COMMON STOCKS
(Cost $63,002,816)		78,129,779

Money Market Funds - 3.8%
Fidelity Cash Central Fund, 0.84% (d)	1,352,729	1,353,000
Fidelity Securities Lending Cash Central Fund 0.84% (d)(e)	1,629,087	1,629,250
TOTAL MONEY MARKET FUNDS
(Cost $2,982,238)		2,982,250
TOTAL INVESTMENT PORTFOLIO - 102.2%
(Cost $65,985,054)		81,112,029
NET OTHER ASSETS (LIABILITIES) - (2.2)%		(1,741,702)
NET ASSETS - 100%		$79,370,327

Legend

 (a) Security or a portion of the security is on loan at period end.

 (b) Non-income producing

 (c) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $345,540 or 0.4% of net assets.

 (d) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (e) Investment made with cash collateral received from securities on loan.

Additional information on each restricted holding is as follows:

Security	Acquisition Date	Acquisition Cost
Nexeo Solutions, Inc.	6/9/16	$390,000

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$3,005
Fidelity Securities Lending Cash Central Fund	630
Total	$3,635

Investment Valuation

The following is a summary of the inputs used, as of March 31, 2017, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. Additional information on valuation inputs, and their aggregation into the levels used below, is provided later in this section.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Common Stocks	$78,129,779	$76,905,642	$1,224,137	$--
Money Market Funds	2,982,250	2,982,250	--	--
Total Investments in Securities:	$81,112,029	$79,887,892	$1,224,137	$--

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

Other Information

Income Tax Information

At March 31, 2017, the cost of investment securities for income tax purposes was $66,266,928. Net unrealized appreciation aggregated $14,845,101, of which $16,061,700 related to appreciated investment securities and $1,216,599 related to depreciated investment securities.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Holdings Report
for

Fidelity® Variable Insurance Products:

Real Estate Portfolio

March 31, 2017

VIPRE-QTLY-0517
1.799880.113

Investments March 31, 2017 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 99.0%
	Shares	Value
Equity Real Estate Investment Trusts (REITs) - 97.1%
REITs - Apartments - 18.7%
American Homes 4 Rent Class A	199,000	$4,569,040
Apartment Investment & Management Co. Class A	302,176	13,401,506
AvalonBay Communities, Inc.	130,842	24,022,591
Equity Residential (SBI)	122,670	7,632,527
Essex Property Trust, Inc.	68,548	15,870,918
Mid-America Apartment Communities, Inc.	164,217	16,707,438
		82,204,020
REITs - Diversified - 7.4%
Corrections Corp. of America	39,500	1,241,090
Duke Realty Corp.	408,400	10,728,668
Equinix, Inc.	22,100	8,848,177
Vornado Realty Trust	70,710	7,092,920
Washington REIT (SBI)	146,900	4,595,032
		32,505,887
REITs - Health Care - 11.7%
Healthcare Realty Trust, Inc.	339,800	11,043,500
Sabra Health Care REIT, Inc.	203,114	5,672,974
Ventas, Inc.	357,810	23,271,962
Welltower, Inc.	161,728	11,453,577
		51,442,013
REITs - Hotels - 5.3%
DiamondRock Hospitality Co.	526,000	5,864,900
FelCor Lodging Trust, Inc.	361,386	2,714,009
Host Hotels & Resorts, Inc.	415,378	7,750,953
Sunstone Hotel Investors, Inc.	467,800	7,171,374
		23,501,236
REITs - Management/Investment - 3.7%
American Assets Trust, Inc.	135,701	5,677,730
American Tower Corp.	12,900	1,567,866
CoreSite Realty Corp.	69,500	6,258,475
Empire State Realty Trust, Inc.	136,800	2,823,552
		16,327,623
REITs - Manufactured Homes - 2.0%
Equity Lifestyle Properties, Inc.	114,110	8,793,317
REITs - Office Property - 15.1%
Boston Properties, Inc.	177,677	23,526,212
Corporate Office Properties Trust (SBI)	220,100	7,285,310
Douglas Emmett, Inc.	273,700	10,510,080
Highwoods Properties, Inc. (SBI)	181,600	8,922,008
Hudson Pacific Properties, Inc.	295,600	10,239,584
Mack-Cali Realty Corp.	214,300	5,773,242
		66,256,436
REITs - Regional Malls - 12.8%
General Growth Properties, Inc.	233,400	5,410,212
Pennsylvania Real Estate Investment Trust (SBI)	182,400	2,761,536
Simon Property Group, Inc.	234,099	40,272,050
Taubman Centers, Inc.	116,700	7,704,534
		56,148,332
REITs - Shopping Centers - 6.2%
Brixmor Property Group, Inc.	208,100	4,465,826
Cedar Shopping Centers, Inc.	740,191	3,715,759
DDR Corp.	436,600	5,470,598
Urban Edge Properties	513,205	13,497,292
		27,149,475
REITs - Storage - 8.0%
Extra Space Storage, Inc.	229,200	17,050,188
Public Storage	83,155	18,203,461
		35,253,649
REITs - Warehouse/Industrial - 6.2%
DCT Industrial Trust, Inc.	273,050	13,139,166
Prologis, Inc.	203,537	10,559,500
Terreno Realty Corp.	123,481	3,457,468
		27,156,134

TOTAL EQUITY REAL ESTATE INVESTMENT TRUSTS (REITS)		426,738,122

Hotels, Restaurants & Leisure - 1.2%
Hotels, Resorts & Cruise Lines - 1.2%
Marriott International, Inc. Class A	56,400	5,311,752
Real Estate Management & Development - 0.7%
Real Estate Services - 0.7%
Invitation Homes, Inc.	128,300	2,800,789
TOTAL COMMON STOCKS
(Cost $334,457,464)		434,850,663

Money Market Funds - 1.4%
Fidelity Cash Central Fund, 0.84% (a)
(Cost $6,318,375)	6,317,111	6,318,375
TOTAL INVESTMENT PORTFOLIO - 100.4%
(Cost $340,775,839)		441,169,038
NET OTHER ASSETS (LIABILITIES) - (0.4)%		(1,784,708)
NET ASSETS - 100%		$439,384,330

Legend

 (a) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC's website or upon request.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$6,700
Fidelity Securities Lending Cash Central Fund	7
Total	$6,707

Investment Valuation

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. Additional information on valuation inputs is provided later in this section.

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

Other Information

Income Tax Information

At March 31, 2017, the cost of investment securities for income tax purposes was $341,697,218. Net unrealized appreciation aggregated $99,471,820, of which $106,929,513 related to appreciated investment securities and $7,457,693 related to depreciated investment securities.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Holdings Report
for

Fidelity® Variable Insurance Products:

Telecommunications Portfolio

March 31, 2017

VTELP-QTLY-0517
1.856921.109

Investments March 31, 2017 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 99.9%
	Shares	Value
Commercial Services & Supplies - 0.5%
Office Services & Supplies - 0.5%
West Corp.	18,600	$454,212
Diversified Telecommunication Services - 66.3%
Alternative Carriers - 18.7%
Cogent Communications Group, Inc.	59,363	2,555,577
Globalstar, Inc. (a)(b)	481,200	769,920
Iliad SA	3,524	788,159
Iridium Communications, Inc. (a)(b)	279,063	2,692,958
Level 3 Communications, Inc. (a)	57,930	3,314,755
Lumos Networks Corp. (a)	75,118	1,329,589
ORBCOMM, Inc. (a)	41,731	398,531
Vonage Holdings Corp. (a)	267,500	1,690,600
Zayo Group Holdings, Inc. (a)	57,600	1,895,040
		15,435,129
Integrated Telecommunication Services - 47.6%
AT&T, Inc.	199,618	8,294,128
Atlantic Tele-Network, Inc.	22,900	1,612,618
CenturyLink, Inc. (b)	108,190	2,550,038
Cincinnati Bell, Inc. (a)	102,107	1,807,294
Consolidated Communications Holdings, Inc. (b)	21,100	494,162
FairPoint Communications, Inc. (a)	41,600	690,560
Frontier Communications Corp. (b)	646,814	1,384,182
General Communications, Inc. Class A (a)	61,740	1,284,192
Verizon Communications, Inc.	411,971	20,083,586
Windstream Holdings, Inc. (b)	196,587	1,071,399
		39,272,159

TOTAL DIVERSIFIED TELECOMMUNICATION SERVICES		54,707,288

Equity Real Estate Investment Trusts (REITs) - 2.7%
Specialized REITs - 2.7%
American Tower Corp.	15,382	1,869,528
SBA Communications Corp. Class A (a)	2,836	341,369
		2,210,897
Internet & Direct Marketing Retail - 0.6%
Internet & Direct Marketing Retail - 0.6%
Liberty Interactive Corp. QVC Group Series A (a)	25,200	504,504
Internet Software & Services - 1.3%
Internet Software & Services - 1.3%
Gogo, Inc. (a)(b)	88,200	970,200
GTT Communications, Inc. (a)	3,600	87,660
		1,057,860
Media - 8.7%
Broadcasting - 0.6%
Nexstar Broadcasting Group, Inc. Class A	7,500	526,125
Cable & Satellite - 7.1%
Altice NV Class A (a)	42,940	971,367
Liberty Broadband Corp. Class A (a)	22,300	1,897,507
Liberty Global PLC:
Class C (a)	69,400	2,431,776
LiLAC Class C (a)	10,336	238,141
Megacable Holdings S.A.B. de CV unit	77,000	298,421
		5,837,212
Movies & Entertainment - 1.0%
The Walt Disney Co.	7,000	793,730

TOTAL MEDIA		7,157,067

Semiconductors & Semiconductor Equipment - 1.3%
Semiconductors - 1.3%
Broadcom Ltd.	2,700	591,192
Qorvo, Inc. (a)	7,500	514,200
		1,105,392
Software - 0.7%
Application Software - 0.7%
Synchronoss Technologies, Inc. (a)	23,100	563,640
Technology Hardware, Storage & Peripherals - 0.7%
Technology Hardware, Storage & Peripherals - 0.7%
Apple, Inc.	4,000	574,640
Wireless Telecommunication Services - 17.1%
Wireless Telecommunication Services - 17.1%
Millicom International Cellular SA	4,900	273,959
NII Holdings, Inc. (a)	179,900	233,870
Shenandoah Telecommunications Co.	33,174	930,531
Sprint Corp. (a)	266,116	2,309,887
T-Mobile U.S., Inc. (a)	100,628	6,499,563
Telephone & Data Systems, Inc.	82,125	2,177,134
U.S. Cellular Corp. (a)	46,000	1,717,180
		14,142,124
TOTAL COMMON STOCKS
(Cost $73,292,180)		82,477,624

Money Market Funds - 10.2%
Fidelity Cash Central Fund, 0.84% (c)	183,593	183,630
Fidelity Securities Lending Cash Central Fund 0.84% (c)(d)	8,202,985	8,203,805
TOTAL MONEY MARKET FUNDS
(Cost $8,386,852)		8,387,435
TOTAL INVESTMENT PORTFOLIO - 110.1%
(Cost $81,679,032)		90,865,059
NET OTHER ASSETS (LIABILITIES) - (10.1)%		(8,336,198)
NET ASSETS - 100%		$82,528,861

Legend

 (a) Non-income producing

 (b) Security or a portion of the security is on loan at period end.

 (c) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (d) Investment made with cash collateral received from securities on loan.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$1,214
Fidelity Securities Lending Cash Central Fund	47,025
Total	$48,239

Investment Valuation

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. Additional information on valuation inputs is provided later in this section.

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

Other Information

Income Tax Information

At March 31, 2017 the cost of investment securities for income tax purposes was $82,766,976. Net unrealized appreciation aggregated $8,098,083, of which $12,221,465 related to appreciated investment securities and $4,123,382 related to depreciated investment securities.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Holdings Report
for

Fidelity® Variable Insurance Products:

Utilities Portfolio

March 31, 2017

VUT-QTLY-0517
1.814651.112

Investments March 31, 2017 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 98.3%
	Shares	Value
Electric Utilities - 47.3%
Electric Utilities - 47.3%
Edison International	31,977	$2,545,689
Exelon Corp.	173,071	6,227,095
FirstEnergy Corp.	164,023	5,219,212
Great Plains Energy, Inc.	196,506	5,741,905
NextEra Energy, Inc.	169,431	21,749,858
OGE Energy Corp.	68,726	2,404,035
PG&E Corp.	166,547	11,052,059
PNM Resources, Inc.	80,100	2,963,700
Westar Energy, Inc.	47,500	2,577,825
		60,481,378
Gas Utilities - 1.1%
Gas Utilities - 1.1%
South Jersey Industries, Inc.	39,794	1,418,656
Independent Power and Renewable Electricity Producers - 9.2%
Independent Power Producers & Energy Traders - 4.9%
Dynegy, Inc. (a)	73,839	580,375
NRG Energy, Inc.	177,099	3,311,751
NRG Yield, Inc. Class C	134,786	2,385,712
		6,277,838
Renewable Electricity - 4.3%
NextEra Energy Partners LP	104,196	3,452,013
Pattern Energy Group, Inc. (b)	100,553	2,024,132
		5,476,145

TOTAL INDEPENDENT POWER AND RENEWABLE ELECTRICITY PRODUCERS		11,753,983

Media - 1.2%
Cable & Satellite - 1.2%
Charter Communications, Inc. Class A (a)	4,720	1,544,950
Multi-Utilities - 38.7%
Multi-Utilities - 38.7%
Avangrid, Inc.	146,497	6,261,282
Black Hills Corp.	51,815	3,444,143
CenterPoint Energy, Inc.	194,568	5,364,240
Dominion Resources, Inc.	103,335	8,015,696
DTE Energy Co.	60,411	6,168,567
SCANA Corp.	58,972	3,853,820
Sempra Energy	147,881	16,340,851
		49,448,599
Oil, Gas & Consumable Fuels - 0.8%
Oil & Gas Storage & Transport - 0.8%
Cheniere Energy Partners LP Holdings LLC	41,900	1,023,198
TOTAL COMMON STOCKS
(Cost $102,996,420)		125,670,764

Money Market Funds - 3.4%
Fidelity Cash Central Fund, 0.84% (c)	2,631,320	2,631,846
Fidelity Securities Lending Cash Central Fund 0.84% (c)(d)	1,797,670	1,797,850
TOTAL MONEY MARKET FUNDS
(Cost $4,429,696)		4,429,696
TOTAL INVESTMENT PORTFOLIO - 101.7%
(Cost $107,426,116)		130,100,460
NET OTHER ASSETS (LIABILITIES) - (1.7)%		(2,226,045)
NET ASSETS - 100%		$127,874,415

Legend

 (a) Non-income producing

 (b) Security or a portion of the security is on loan at period end.

 (c) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (d) Investment made with cash collateral received from securities on loan.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$2,192
Fidelity Securities Lending Cash Central Fund	413
Total	$2,605

Investment Valuation

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. Additional information on valuation inputs is provided later in this section.

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

Other Information

Income Tax Information

At March 31, 2017, the cost of investment securities for income tax purposes was $107,605,570. Net unrealized appreciation aggregated $22,494,890, of which $24,118,369 related to appreciated investment securities and $1,623,479 related to depreciated investment securities.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Holdings Report
for

Fidelity® Variable Insurance Products:

Technology Portfolio

March 31, 2017

VTC-QTLY-0517
1.814636.112

Investments March 31, 2017 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 96.2%
	Shares	Value
Automobiles - 3.4%
Automobile Manufacturers - 3.4%
Tesla, Inc. (a)(b)	56,000	$15,584,800
Biotechnology - 0.0%
Biotechnology - 0.0%
BeiGene Ltd. ADR (a)	500	18,305
Genscript Biotech Corp.	178,000	96,198
		114,503
Chemicals - 0.9%
Industrial Gases - 0.3%
SK Materials Co., Ltd.	4,406	640,808
Wonik Materials Co. Ltd. (a)	11,904	623,274
		1,264,082
Specialty Chemicals - 0.6%
Duk San Neolux Co. Ltd. (a)	25,781	616,086
Shin-Etsu Chemical Co. Ltd.	11,600	1,008,264
Soulbrain Co. Ltd.	21,494	1,000,347
		2,624,697

TOTAL CHEMICALS		3,888,779

Commercial Services & Supplies - 0.2%
Commercial Printing - 0.2%
Nissha Printing Co. Ltd. (b)	43,200	1,023,638
Communications Equipment - 1.1%
Communications Equipment - 1.1%
Arista Networks, Inc. (a)	19,800	2,618,946
Cisco Systems, Inc.	30,000	1,014,000
Finisar Corp. (a)	700	19,138
Infinera Corp. (a)	13,600	139,128
Sandvine Corp. (U.K.)	19,488	45,135
Viavi Solutions, Inc. (a)	101,800	1,091,296
Wistron NeWeb Corp.	59,300	166,528
		5,094,171
Diversified Consumer Services - 1.4%
Education Services - 1.4%
China Online Education Group sponsored ADR (a)(b)	1,229	23,621
New Oriental Education & Technology Group, Inc. sponsored ADR (a)	57,800	3,489,964
TAL Education Group ADR (a)	27,123	2,890,498
		6,404,083
Diversified Financial Services - 0.1%
Other Diversified Financial Services - 0.1%
GDS Holdings Ltd. ADR	76,400	631,828
Diversified Telecommunication Services - 0.1%
Integrated Telecommunication Services - 0.1%
Bharti Infratel Ltd.	73,609	369,861
Electrical Equipment - 0.6%
Electrical Components & Equipment - 0.6%
Acuity Brands, Inc.	8,600	1,754,400
Rockwell Automation, Inc.	6,400	996,544
		2,750,944
Electronic Equipment & Components - 9.8%
Electronic Components - 2.6%
Alps Electric Co. Ltd.	89,800	2,546,253
Amphenol Corp. Class A	500	35,585
AVX Corp.	1,300	21,294
Corning, Inc.	1,200	32,400
E Ink Holdings, Inc. GDR (c)	1,000	8,675
Iriso Electronics Co. Ltd.	1,500	96,200
Knowles Corp. (a)(b)	11,857	224,690
Largan Precision Co. Ltd.	22,000	3,462,058
Ledlink Optics, Inc.	216,974	306,442
Lens Technology Co. Ltd. Class A	259,635	1,158,105
Polytronics Technology Corp.	79,000	159,170
Sunny Optical Technology Group Co. Ltd.	306,000	2,236,479
Taiyo Yuden Co. Ltd.	9,300	117,973
Tong Hsing Electronics Industries Ltd.	15,000	66,173
Universal Display Corp.	13,912	1,197,823
Vishay Intertechnology, Inc.	1,700	27,965
		11,697,285
Electronic Equipment & Instruments - 3.4%
Anritsu Corp.	274,400	2,075,315
Chroma ATE, Inc.	913,415	2,763,550
Cognex Corp.	23,000	1,930,850
Control4 Corp. (a)	9,900	156,321
Firich Enterprise Co. Ltd.	11,572	21,830
Hexagon AB (B Shares)	58,900	2,366,346
Itron, Inc. (a)	400	24,280
National Instruments Corp.	29,100	947,496
Test Research, Inc.	1,316,000	1,854,314
Topcon Corp.	176,900	3,165,228
VeriFone Systems, Inc. (a)	500	9,365
		15,314,895
Electronic Manufacturing Services - 3.0%
AAC Technology Holdings, Inc.	178,000	2,083,137
AIC, Inc.	6,000	14,064
KEMET Corp. (a)	2,800	33,600
Merry Electronics Co. Ltd.	407,000	2,184,066
Trimble, Inc. (a)	290,970	9,313,950
		13,628,817
Technology Distributors - 0.8%
Anixter International, Inc. (a)	300	23,790
Arrow Electronics, Inc. (a)	600	44,046
Dell Technologies, Inc. (a)	58,600	3,755,088
		3,822,924

TOTAL ELECTRONIC EQUIPMENT & COMPONENTS		44,463,921

Health Care Equipment & Supplies - 0.0%
Health Care Equipment - 0.0%
China Medical Technologies, Inc. sponsored ADR (a)	300	0
Health Care Providers & Services - 0.0%
Managed Health Care - 0.0%
HealthEquity, Inc. (a)	100	4,245
Health Care Technology - 0.4%
Health Care Technology - 0.4%
athenahealth, Inc. (a)	6,600	743,754
Inovalon Holdings, Inc. Class A (a)(b)	47,100	593,460
M3, Inc.	18,400	456,653
		1,793,867
Household Durables - 1.1%
Consumer Electronics - 1.1%
Sky Light Holdings Ltd.	140,000	42,694
Sony Corp.	68,000	2,294,894
Sony Corp. sponsored ADR	76,800	2,590,464
		4,928,052
Household Appliances - 0.0%
iRobot Corp. (a)	500	33,070

TOTAL HOUSEHOLD DURABLES		4,961,122

Independent Power and Renewable Electricity Producers - 0.0%
Renewable Electricity - 0.0%
Vivint Solar, Inc. (a)(b)	3,800	10,640
Industrial Conglomerates - 0.1%
Industrial Conglomerates - 0.1%
Cheil Industries, Inc.	3,258	371,785
Internet & Direct Marketing Retail - 3.6%
Internet & Direct Marketing Retail - 3.6%
Amazon.com, Inc. (a)	5,000	4,432,700
China Internet Plus Holdings Ltd. (d)	141,569	633,833
Etsy, Inc. (a)	900	9,567
Groupon, Inc. (a)(b)	153,400	602,862
InterPark INT Corp.	464	4,099
JD.com, Inc. sponsored ADR (a)	299,200	9,308,112
Jumei International Holding Ltd. sponsored ADR (a)	67,600	249,444
MakeMyTrip Ltd. (a)	3,400	117,640
Vipshop Holdings Ltd. ADR (a)	81,300	1,084,542
Wayfair LLC Class A (a)	600	24,294
		16,467,093
Internet Software & Services - 22.1%
Internet Software & Services - 22.1%
58.com, Inc. ADR (a)	81,540	2,885,701
Akamai Technologies, Inc. (a)	100	5,970
Alarm.com Holdings, Inc. (a)(b)	1,200	36,888
Alphabet, Inc.:
Class A (a)	26,700	22,636,260
Class C (a)	27,261	22,614,635
Apptio, Inc. Class A	500	5,865
Bazaarvoice, Inc. (a)	600	2,580
blinkx PLC (a)	50,400	26,995
CoStar Group, Inc. (a)	20,300	4,206,566
DeNA Co. Ltd.	100,360	2,043,134
eBay, Inc. (a)	2,400	80,568
eGain Communications Corp. (a)	113,400	164,430
Endurance International Group Holdings, Inc. (a)	92,500	726,125
Facebook, Inc. Class A (a)	175,089	24,871,392
Hortonworks, Inc. (a)(b)	400	3,924
Leju Holdings Ltd. ADR (a)	654	2,243
LogMeIn, Inc.	26,617	2,595,158
MercadoLibre, Inc.	200	42,294
MINDBODY, Inc. (a)(b)	222,500	6,107,625
MuleSoft, Inc. Class A (a)	800	19,464
NetEase, Inc. ADR	14,100	4,004,400
New Relic, Inc. (a)	16,800	622,776
Nutanix, Inc. Class B (a)(c)	6,397	120,072
Pandora Media, Inc. (a)(b)	31,300	369,653
Phoenix New Media Ltd. ADR (a)	8,800	30,712
Q2 Holdings, Inc. (a)	25	871
Renren, Inc. ADR (a)(b)	6,300	49,140
SMS Co., Ltd.	98,400	2,495,133
Tencent Holdings Ltd.	22,200	639,571
The Trade Desk, Inc.	400	14,900
Twilio, Inc. Class A	1,100	31,757
Twitter, Inc. (a)	6,100	91,195
Wix.com Ltd. (a)	20,600	1,398,740
Xunlei Ltd. sponsored ADR (a)(b)	192,407	779,248
Yandex NV Series A (a)	46,200	1,013,166
		100,739,151
IT Services - 3.0%
Data Processing & Outsourced Services - 2.1%
EVERTEC, Inc.	9,800	155,820
Fidelity National Information Services, Inc.	25,600	2,038,272
Fiserv, Inc. (a)	8,000	922,480
FleetCor Technologies, Inc. (a)	7,000	1,060,010
Global Payments, Inc.	21,000	1,694,280
PayPal Holdings, Inc. (a)	2,400	103,248
Paysafe Group PLC (a)	445,232	2,608,419
Teletech Holdings, Inc.	4,994	147,822
Total System Services, Inc.	12,200	652,212
Vantiv, Inc. (a)	100	6,412
Visa, Inc. Class A	400	35,548
		9,424,523
IT Consulting & Other Services - 0.9%
China Information Technology, Inc. (a)	42	30
Cognizant Technology Solutions Corp. Class A (a)	33,900	2,017,728
Computer Sciences Corp.	28,600	1,973,686
CSRA, Inc.	12,300	360,267
IBM Corp.	100	17,414
		4,369,125

TOTAL IT SERVICES		13,793,648

Life Sciences Tools & Services - 0.1%
Life Sciences Tools & Services - 0.1%
JHL Biotech, Inc. (a)	94,814	221,623
Machinery - 1.2%
Industrial Machinery - 1.2%
Han's Laser Technology Industry Group Co. Ltd.	69,075	263,478
HIWIN Technologies Corp.	323,000	2,025,728
Minebea Mitsumi, Inc.	247,948	3,315,127
		5,604,333
Media - 0.0%
Advertising - 0.0%
iCar Asia Ltd. (a)	374,524	78,687
Cable & Satellite - 0.0%
DISH Network Corp. Class A (a)	500	31,745

TOTAL MEDIA		110,432

Metals & Mining - 0.0%
Diversified Metals & Mining - 0.0%
Timminco Ltd. (a)	700	0
Professional Services - 0.7%
Human Resource & Employment Services - 0.7%
Recruit Holdings Co. Ltd.	59,500	3,035,660
Semiconductors & Semiconductor Equipment - 19.7%
Semiconductor Equipment - 5.9%
Amkor Technology, Inc. (a)	15,600	180,804
Applied Materials, Inc.	1,400	54,460
ASM Pacific Technology Ltd.	349,400	4,752,182
Entegris, Inc. (a)	55,800	1,305,720
EO Technics Co. Ltd.	13,070	1,020,052
Experi Corp.	11,684	396,672
Lam Research Corp.	24,400	3,131,984
Siltronic AG (a)	62,300	4,149,865
SolarEdge Technologies, Inc. (a)	10,600	165,360
STR Holdings, Inc. (a)	433	90
Sumco Corp.	632,950	10,572,936
Ultratech, Inc. (a)	26,600	787,892
Wonik QnC Corp. (a)	24,848	383,628
		26,901,645
Semiconductors - 13.8%
Advanced Micro Devices, Inc. (a)(b)	99,900	1,453,545
Advanced Semiconductor Engineering, Inc.	2,718,021	3,478,140
Ambarella, Inc. (a)(b)	1,300	71,123
ams AG	67,090	3,626,939
ASPEED Tech, Inc.	64,000	1,200,988
Broadcom Ltd.	22,900	5,014,184
Cavium, Inc. (a)	8,991	644,295
ChipMOS TECHNOLOGIES, Inc. sponsored ADR	35,564	631,261
Cypress Semiconductor Corp.	78,400	1,078,784
Dialog Semiconductor PLC (a)	32,663	1,667,851
GlobalWafers Co. Ltd.	849,000	6,344,790
Himax Technologies, Inc. sponsored ADR (b)	239,700	2,186,064
Hua Hong Semiconductor Ltd.	665,000	932,703
Inphi Corp. (a)(b)	16,500	805,530
Integrated Device Technology, Inc. (a)	41,600	984,672
LandMark Optoelectronics Corp.	65,000	632,346
Macronix International Co. Ltd. (a)	88,000	36,793
MagnaChip Semiconductor Corp. (a)(b)	8,400	80,220
Marvell Technology Group Ltd.	184,200	2,810,892
Maxim Integrated Products, Inc.	4,400	197,824
MaxLinear, Inc. Class A (a)	38,200	1,071,510
Melexis NV	2,710	234,780
Mellanox Technologies Ltd. (a)	79,500	4,050,525
Micron Technology, Inc. (a)	180,300	5,210,670
Monolithic Power Systems, Inc.	21,300	1,961,730
NVIDIA Corp.	33,900	3,692,727
NXP Semiconductors NV (a)	40,349	4,176,122
ON Semiconductor Corp. (a)	106,000	1,641,940
On-Bright Electronics, Inc.	18,000	121,185
Power Integrations, Inc.	514	33,796
Qualcomm, Inc.	39,550	2,267,797
Silergy Corp.	23,000	424,033
Silicon Laboratories, Inc. (a)	19,100	1,404,805
Silicon Motion Technology Corp. sponsored ADR	20,100	939,675
Siliconware Precision Industries Co. Ltd. sponsored ADR	13,800	111,642
Sitronix Technology Corp.	44,000	142,828
Skyworks Solutions, Inc.	400	39,192
STMicroelectronics NV (NY Shares) unit (b)	43,900	678,694
SunPower Corp. (a)(b)	364	2,220
Vanguard International Semiconductor Corp.	8,000	15,223
Win Semiconductors Corp.	87,000	386,667
YoungTek Electronics Corp.	175	264
		62,486,969

TOTAL SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT		89,388,614

Software - 15.8%
Application Software - 6.4%
8x8, Inc. (a)	41,500	632,875
Adobe Systems, Inc. (a)	300	39,039
ANSYS, Inc. (a)	3,800	406,106
Aspen Technology, Inc. (a)	6,700	394,764
Atlassian Corp. PLC (a)	900	26,955
Autodesk, Inc. (a)	147,900	12,788,913
Blackbaud, Inc.	100	7,667
Broadleaf Co. Ltd.	53,400	365,497
BroadSoft, Inc. (a)	8,000	321,600
Callidus Software, Inc. (a)	58,526	1,249,530
Descartes Systems Group, Inc. (a)	43,500	996,688
Ellie Mae, Inc. (a)	10,600	1,062,862
HubSpot, Inc. (a)	2,700	163,485
iFlytek Co. Ltd.	79,552	405,436
Intuit, Inc.	13,200	1,531,068
Jive Software, Inc. (a)	10,700	46,010
LINE Corp. ADR (b)	749	28,807
Manhattan Associates, Inc. (a)	5,152	268,162
MobileIron, Inc. (a)	2,800	12,180
Mobileye NV (a)	10,700	656,980
Parametric Technology Corp. (a)	55,530	2,918,102
Pegasystems, Inc.	800	35,080
Salesforce.com, Inc. (a)	12,900	1,064,121
Sinosoft Tech Group Ltd.	720,000	249,218
Splunk, Inc. (a)	700	43,603
Ultimate Software Group, Inc. (a)	8,600	1,678,806
Verint Systems, Inc. (a)	666	28,888
Workday, Inc. Class A (a)	5,100	424,728
Workiva, Inc. (a)	21,300	333,345
Zendesk, Inc. (a)	39,000	1,093,560
		29,274,075
Home Entertainment Software - 4.4%
Activision Blizzard, Inc.	110,100	5,489,586
Electronic Arts, Inc. (a)	57,600	5,156,352
Nintendo Co. Ltd.	17,100	3,967,865
Nintendo Co. Ltd. ADR (b)	39,400	1,143,388
Rosetta Stone, Inc. (a)	1,100	10,725
Square Enix Holdings Co. Ltd.	58,000	1,641,067
Take-Two Interactive Software, Inc. (a)	31,400	1,861,078
WeMade Entertainment Co. Ltd. (a)	20,000	520,899
		19,790,960
Systems Software - 5.0%
Allot Communications Ltd. (a)	62,900	299,404
Microsoft Corp.	329,400	21,694,284
Rapid7, Inc. (a)(b)	500	7,490
Tableau Software, Inc. (a)	14,000	693,700
Totvs SA	14,700	130,303
		22,825,181

TOTAL SOFTWARE		71,890,216

Technology Hardware, Storage & Peripherals - 10.8%
Technology Hardware, Storage & Peripherals - 10.8%
3D Systems Corp. (a)(b)	2,050	30,668
Apple, Inc.	338,115	48,573,601
HP, Inc.	2,217	39,640
HTC Corp. (a)	92,000	234,733
Intevac, Inc. (a)	1,500	18,750
Pure Storage, Inc. Class A (a)	2,600	25,558
		48,922,950
TOTAL COMMON STOCKS
(Cost $321,657,661)		437,641,907

Convertible Preferred Stocks - 1.2%
Internet & Direct Marketing Retail - 0.7%
Internet & Direct Marketing Retail - 0.7%
China Internet Plus Holdings Ltd.:
Series A-11 (a)(d)	259,152	1,160,275
Series B (a)(d)	401,913	1,861,983
		3,022,258
Internet Software & Services - 0.5%
Internet Software & Services - 0.5%
Uber Technologies, Inc. Series D, 8.00% (a)(d)	45,124	2,200,798
TOTAL CONVERTIBLE PREFERRED STOCKS
(Cost $3,070,818)		5,223,056

Money Market Funds - 5.4%
Fidelity Cash Central Fund, 0.84% (e)	16,747,030	16,750,380
Fidelity Securities Lending Cash Central Fund 0.84% (e)(f)	7,974,361	7,975,159
TOTAL MONEY MARKET FUNDS
(Cost $24,725,209)		24,725,539
TOTAL INVESTMENT PORTFOLIO - 102.8%
(Cost $349,453,688)		467,590,502
NET OTHER ASSETS (LIABILITIES) - (2.8)%		(12,573,613)
NET ASSETS - 100%		$455,016,889

Legend

 (a) Non-income producing

 (b) Security or a portion of the security is on loan at period end.

 (c) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $128,747 or 0.0% of net assets.

 (d) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $5,856,889 or 1.3% of net assets.

 (e) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements, are available on the SEC's website or upon request.

 (f) Investment made with cash collateral received from securities on loan.

Additional information on each restricted holding is as follows:

Security	Acquisition Date	Acquisition Cost
China Internet Plus Holdings Ltd.	11/16/16	$398,984
China Internet Plus Holdings Ltd. Series A-11	1/26/15	$819,141
China Internet Plus Holdings Ltd. Series B	12/11/15	$1,551,666
Uber Technologies, Inc. Series D, 8.00%	6/6/14	$700,011

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$16,167
Fidelity Securities Lending Cash Central Fund	53,716
Total	$69,883

Investment Valuation

The following is a summary of the inputs used, as of March 31, 2017, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. Additional information on valuation inputs, and their aggregation into the levels used below, is provided later in this section.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Common Stocks	$437,641,907	$407,023,917	$29,984,157	$633,833
Convertible Preferred Stocks	5,223,056	--	--	5,223,056
Money Market Funds	24,725,539	24,725,539	--	--
Total Investments in Securities:	$467,590,502	$431,749,456	$29,984,157	$5,856,889

The following is a summary of transfers between Level 1 and Level 2 for the period ended March 31, 2017. Transfers are assumed to have occurred at the beginning of the period, and are primarily attributable to the valuation techniques used for foreign equity securities, as discussed at the end of this section:

Transfers	Total
Level 1 to Level 2	$9,455,393
Level 2 to Level 1	$1,839,276

The following is a reconciliation of Investments in Securities for which Level 3 inputs were used in determining value:

Investments in Securities:
Convertible Preferred Stocks
Beginning Balance	$4,881,935
Total Realized Gain (Loss)	--
Total Unrealized Gain (Loss)	341,121
Cost of Purchases	--
Proceeds of Sales	--
Amortization/Accretion	--
Transfers in to Level 3	--
Transfers out of Level 3	--
Ending Balance	$5,223,056
The change in unrealized gain (loss) for the period attributable to Level 3 securities held at March 31, 2017	$341,121
Other Investments in Securities
Beginning Balance	$398,984
Total Realized Gain (Loss)	(106,524)
Total Unrealized Gain (Loss)	341,373
Cost of Purchases	--
Proceeds of Sales	--
Amortization/Accretion	--
Transfers in to Level 3	--
Transfers out of Level 3	--
Ending Balance	$633,833
The change in unrealized gain (loss) for the period attributable to Level 3 securities held at March 31, 2017	$234,849

The information used in the above reconciliation represents fiscal year to date activity for any Investments in Securities identified as using Level 3 inputs at either the beginning or the end of the current fiscal period. Transfers in or out of Level 3 represent the beginning value of any Security or Instrument where a change in the pricing level occurred from the beginning to the end of the period. The cost of purchases and the proceeds of sales may include securities received or delivered through corporate actions or exchanges.

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy. Equity securities, including restricted securities, for which observable inputs are not available are valued using alternate valuation approaches, including the market approach and the income approach and are categorized as Level 3 in the hierarchy. The market approach generally consists of using the net present value of estimated future cash flows, adjusted as appropriate for liquidity, credit, market and/or other risk factors.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

The following provides information on Level 3 securities held by the fund that were valued at period end based on unobservable inputs. These amounts exclude valuations provided by a broker.

Asset Type	Fair Value	Valuation Technique (s)	Unobservable Input	Amount or Range / Weighted Average	Impact to Valuation from an Increase in Input(a)
Equities	$5,856,889	Market approach	Discount rate	2.3%	Decrease
			Transaction price	$3.86 - $48.77 / $28.19	Increase
			Enterprise value/Gross profit multiple (EV/GP)	11.6	Increase
			Discount for lack of marketability (DLOM)	15.0%	Decrease
		Market comparable	Liquidity preference	$120.00	Increase
		Recovery value	Recovery value	0.0%	Increase

 (a) Represents the expected directional change in the fair value of the Level 3 investments that would result from an increase in the corresponding input. A decrease to the unobservable input would have the opposite effect. Significant changes in these inputs could result in significantly higher or lower fair value measurements.

Other Information

Income Tax Information

At March 31, 2017, the cost of investment securities for income tax purposes was $349,629,141. Net unrealized appreciation aggregated $117,961,361, of which $128,951,750 related to appreciated investment securities and $10,990,389 related to depreciated investment securities.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Holdings Report
for

Fidelity® Variable Insurance Products:

Health Care Portfolio

March 31, 2017

VHC-QTLY-0517
1.814639.112

Investments March 31, 2017 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 98.6%
	Shares	Value
Biotechnology - 30.2%
Biotechnology - 30.2%
Ablynx NV (a)(b)	251,400	$3,123,114
AC Immune SA (b)	66,000	683,760
Acorda Therapeutics, Inc. (a)	137,000	2,877,000
Advanced Accelerator Applications SA sponsored ADR (a)(b)	61,100	2,435,446
Advaxis, Inc. (a)(b)	200,000	1,634,000
Alexion Pharmaceuticals, Inc. (a)	216,000	26,187,840
Alnylam Pharmaceuticals, Inc. (a)	64,413	3,301,166
Amgen, Inc.	394,000	64,643,579
Amicus Therapeutics, Inc. (a)	400,000	2,852,000
Array BioPharma, Inc. (a)	228,000	2,038,320
BeiGene Ltd. ADR (a)(b)	43,100	1,577,891
BioMarin Pharmaceutical, Inc. (a)	130,000	11,411,400
bluebird bio, Inc. (a)(b)	22,100	2,008,890
Blueprint Medicines Corp. (a)	75,000	2,999,250
Celgene Corp. (a)	17,000	2,115,310
Cellectis SA sponsored ADR (a)(b)	86,200	2,068,800
China Biologic Products, Inc. (a)	24,000	2,403,120
Curis, Inc. (a)	400,000	1,112,000
Cytokinetics, Inc. (a)	134,400	1,727,040
CytomX Therapeutics, Inc. (a)(b)	55,000	949,850
Five Prime Therapeutics, Inc. (a)	44,000	1,590,600
Galapagos Genomics NV sponsored ADR (a)	48,400	4,171,596
Heron Therapeutics, Inc. (a)(b)	72,775	1,091,625
Incyte Corp. (a)	10,000	1,336,700
Insmed, Inc. (a)	300,000	5,253,000
Intercept Pharmaceuticals, Inc. (a)(b)	31,592	3,573,055
La Jolla Pharmaceutical Co. (a)(b)	18,000	537,300
Loxo Oncology, Inc. (a)	20,400	858,432
Neurocrine Biosciences, Inc. (a)	82,000	3,550,600
Proteostasis Therapeutics, Inc. (a)	63,300	495,006
Prothena Corp. PLC (a)	3,200	178,528
Puma Biotechnology, Inc. (a)(b)	98,110	3,649,692
Radius Health, Inc. (a)(b)	60,000	2,319,000
Regeneron Pharmaceuticals, Inc. (a)	4,000	1,550,040
Spark Therapeutics, Inc. (a)(b)	57,548	3,069,610
TESARO, Inc. (a)(b)	62,000	9,539,940
Ultragenyx Pharmaceutical, Inc. (a)	88,000	5,964,640
Vertex Pharmaceuticals, Inc. (a)	220,000	24,057,000
Xencor, Inc. (a)	105,700	2,528,344
		213,464,484
Capital Markets - 0.4%
Asset Management & Custody Banks - 0.4%
RPI International Holdings LP (c)	21,133	2,859,401
Diversified Consumer Services - 0.3%
Specialized Consumer Services - 0.3%
Carriage Services, Inc.	83,959	2,276,968
Health Care Equipment & Supplies - 23.1%
Health Care Equipment - 21.8%
Atricure, Inc. (a)	180,000	3,447,000
Boston Scientific Corp. (a)	1,540,000	38,299,800
DexCom, Inc. (a)	123,800	10,489,574
Insulet Corp. (a)	170,000	7,325,300
Integra LifeSciences Holdings Corp. (a)	88,000	3,707,440
Intuitive Surgical, Inc. (a)	22,800	17,475,516
Medtronic PLC	620,000	49,947,200
NxStage Medical, Inc. (a)	85,000	2,280,550
Penumbra, Inc. (a)	88,500	7,385,325
Wright Medical Group NV (a)	320,000	9,958,400
Zimmer Biomet Holdings, Inc.	28,000	3,419,080
		153,735,185
Health Care Supplies - 1.3%
The Cooper Companies, Inc.	23,000	4,597,470
The Spectranetics Corp. (a)	156,686	4,563,480
		9,160,950

TOTAL HEALTH CARE EQUIPMENT & SUPPLIES		162,896,135

Health Care Providers & Services - 19.0%
Health Care Distributors & Services - 1.0%
Amplifon SpA	180,000	2,169,871
EBOS Group Ltd.	350,000	4,477,638
Oriola-KD Oyj	197,700	837,298
		7,484,807
Health Care Facilities - 2.3%
HCA Holdings, Inc. (a)	96,000	8,543,040
Universal Health Services, Inc. Class B	60,000	7,467,000
		16,010,040
Health Care Services - 2.9%
American Renal Associates Holdings, Inc. (b)	115,000	1,941,200
Envision Healthcare Corp. (a)	100,000	6,132,000
Premier, Inc. (a)	100,000	3,183,000
Teladoc, Inc. (a)(b)	270,000	6,750,000
United Drug PLC (United Kingdom)	260,000	2,286,793
		20,292,993
Managed Health Care - 12.8%
Anthem, Inc.	150,000	24,807,000
Cigna Corp.	100,000	14,649,000
Humana, Inc.	60,000	12,368,400
UnitedHealth Group, Inc.	235,754	38,666,014
		90,490,414

TOTAL HEALTH CARE PROVIDERS & SERVICES		134,278,254

Health Care Technology - 3.0%
Health Care Technology - 3.0%
athenahealth, Inc. (a)(b)	74,000	8,339,060
Castlight Health, Inc. (a)	104,900	382,885
Evolent Health, Inc. (a)(b)	120,900	2,696,070
HealthStream, Inc. (a)	150,000	3,634,500
Medidata Solutions, Inc. (a)	100,000	5,769,000
		20,821,515
Internet Software & Services - 0.5%
Internet Software & Services - 0.5%
Benefitfocus, Inc. (a)(b)	125,962	3,520,638
Life Sciences Tools & Services - 1.1%
Life Sciences Tools & Services - 1.1%
Agilent Technologies, Inc.	150,000	7,930,500
Pharmaceuticals - 20.2%
Pharmaceuticals - 20.2%
Aclaris Therapeutics, Inc. (a)	53,600	1,598,352
Akorn, Inc. (a)	110,000	2,648,800
Allergan PLC	228,000	54,473,760
Bristol-Myers Squibb Co.	465,000	25,286,700
Catalent, Inc. (a)	250,000	7,080,000
Dechra Pharmaceuticals PLC	210,000	4,404,445
Eisai Co. Ltd.	75,000	3,894,914
GlaxoSmithKline PLC	600,000	12,475,764
Jazz Pharmaceuticals PLC (a)	72,000	10,449,360
Jiangsu Hengrui Medicine Co. Ltd. (A Shares)	499,948	3,943,920
Lee's Pharmaceutical Holdings Ltd.	1,786,500	1,724,088
The Medicines Company (a)	90,000	4,401,000
TherapeuticsMD, Inc. (a)(b)	700,000	5,040,000
Theravance Biopharma, Inc. (a)(b)	142,100	5,232,122
		142,653,225
Professional Services - 0.8%
Human Resource & Employment Services - 0.8%
WageWorks, Inc. (a)	80,000	5,784,000
TOTAL COMMON STOCKS
(Cost $559,080,137)		696,485,120

Convertible Preferred Stocks - 0.2%
Health Care Providers & Services - 0.2%
Health Care Services - 0.2%
1Life Healthcare, Inc. Series G (a)(c)
(Cost $1,193,163)	181,172	1,231,970

Money Market Funds - 8.6%
Fidelity Cash Central Fund, 0.84% (d)	11,219,915	11,222,159
Fidelity Securities Lending Cash Central Fund 0.84% (d)(e)	49,209,632	49,214,553
TOTAL MONEY MARKET FUNDS
(Cost $60,433,054)		60,436,712
TOTAL INVESTMENT PORTFOLIO - 107.4%
(Cost $620,706,354)		758,153,802
NET OTHER ASSETS (LIABILITIES) - (7.4)%		(52,214,709)
NET ASSETS - 100%		$705,939,093

Legend

 (a) Non-income producing

 (b) Security or a portion of the security is on loan at period end.

 (c) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $4,091,370 or 0.6% of net assets.

 (d) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (e) Investment made with cash collateral received from securities on loan.

Additional information on each restricted holding is as follows:

Security	Acquisition Date	Acquisition Cost
1Life Healthcare, Inc. Series G	4/10/14	$1,193,163
RPI International Holdings LP	5/21/15 - 3/23/16	$2,801,500

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$9,681
Fidelity Securities Lending Cash Central Fund	118,489
Total	$128,170

Investment Valuation

The following is a summary of the inputs used, as of March 31, 2017, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. Additional information on valuation inputs, and their aggregation into the levels used below, is provided later in this section.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Common Stocks	$696,485,120	$677,255,041	$16,370,678	$2,859,401
Convertible Preferred Stocks	1,231,970	--	--	1,231,970
Money Market Funds	60,436,712	60,436,712	--	--
Total Investments in Securities:	$758,153,802	$737,691,753	$16,370,678	$4,091,371

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

Other Information

Income Tax Information

At March 31, 2017, the cost of investment securities for income tax purposes was $623,086,466. Net unrealized appreciation aggregated $135,067,336, of which $162,799,368 related to appreciated investment securities and $27,732,032 related to depreciated investment securities.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Holdings Report
for

Fidelity® Variable Insurance Products:

Financial Services Portfolio

March 31, 2017

VFS-QTLY-0517
1.814647.112

Investments March 31, 2017 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 98.4%
	Shares	Value
Banks - 39.2%
Diversified Banks - 22.0%
Bank of America Corp.	396,296	$9,348,623
Citigroup, Inc.	160,939	9,627,371
JPMorgan Chase & Co.	79,954	7,023,159
U.S. Bancorp	105,473	5,431,860
Wells Fargo & Co.	157,696	8,777,359
		40,208,372
Regional Banks - 17.2%
Bank of the Ozarks, Inc.	47,100	2,449,671
CIT Group, Inc.	64,500	2,768,985
CoBiz, Inc.	67,356	1,131,581
First Republic Bank	32,000	3,001,920
Huntington Bancshares, Inc.	621,300	8,319,207
M&T Bank Corp.	17,180	2,658,261
PNC Financial Services Group, Inc.	48,800	5,867,712
Popular, Inc.	50,400	2,052,792
Preferred Bank, Los Angeles	7,700	413,182
SVB Financial Group (a)	14,700	2,735,523
		31,398,834

TOTAL BANKS		71,607,206

Capital Markets - 22.1%
Asset Management & Custody Banks - 8.3%
Affiliated Managers Group, Inc.	14,384	2,358,113
Ameriprise Financial, Inc.	26,000	3,371,680
BlackRock, Inc. Class A	9,300	3,566,643
Northern Trust Corp.	49,250	4,264,065
Oaktree Capital Group LLC Class A	34,100	1,544,730
		15,105,231
Financial Exchanges & Data - 5.0%
CBOE Holdings, Inc.	48,227	3,909,763
IntercontinentalExchange, Inc.	87,480	5,237,428
		9,147,191
Investment Banking & Brokerage - 8.8%
E*TRADE Financial Corp. (a)	114,700	4,001,883
Goldman Sachs Group, Inc.	34,870	8,010,336
Investment Technology Group, Inc.	46,346	938,507
TD Ameritrade Holding Corp.	81,100	3,151,546
		16,102,272

TOTAL CAPITAL MARKETS		40,354,694

Consumer Finance - 9.1%
Consumer Finance - 9.1%
Capital One Financial Corp.	122,435	10,610,217
Synchrony Financial	176,200	6,043,660
		16,653,877
Diversified Financial Services - 5.8%
Multi-Sector Holdings - 5.8%
Berkshire Hathaway, Inc. Class B (a)	63,433	10,573,012
Insurance - 19.4%
Insurance Brokers - 2.0%
Brown & Brown, Inc.	9,200	383,824
Willis Group Holdings PLC	24,500	3,206,805
		3,590,629
Life & Health Insurance - 2.3%
Torchmark Corp.	53,590	4,128,574
Multi-Line Insurance - 3.0%
American Financial Group, Inc.	21,300	2,032,446
American International Group, Inc.	55,400	3,458,622
		5,491,068
Property & Casualty Insurance - 10.9%
Allstate Corp.	56,370	4,593,591
Chubb Ltd.	45,456	6,193,380
FNF Group	78,270	3,047,834
The Travelers Companies, Inc.	51,012	6,148,986
		19,983,791
Reinsurance - 1.2%
Reinsurance Group of America, Inc.	16,700	2,120,566

TOTAL INSURANCE		35,314,628

IT Services - 2.2%
Data Processing & Outsourced Services - 2.2%
Visa, Inc. Class A	32,440	2,882,943
WEX, Inc. (a)	11,100	1,148,850
		4,031,793
Mortgage Real Estate Investment Trusts - 0.1%
Mortgage REITs - 0.1%
American Capital Mortgage Investment Corp.	5,200	87,100
Thrifts & Mortgage Finance - 0.5%
Thrifts & Mortgage Finance - 0.5%
MGIC Investment Corp. (a)	44,500	450,785
Radian Group, Inc.	23,300	418,468
Washington Mutual, Inc. (a)	5,300	0
		869,253
TOTAL COMMON STOCKS
(Cost $152,077,132)		179,491,563

Money Market Funds - 1.0%
Fidelity Cash Central Fund, 0.84% (b)
(Cost $1,883,670)	1,883,293	1,883,670
TOTAL INVESTMENT PORTFOLIO - 99.4%
(Cost $153,960,802)		181,375,233
NET OTHER ASSETS (LIABILITIES) - 0.6%		1,085,910
NET ASSETS - 100%		$182,461,143

Legend

 (a) Non-income producing

 (b) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$8,153
Fidelity Securities Lending Cash Central Fund	155
Total	$8,308

Investment Valuation

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. Additional information on valuation inputs is provided later in this section.

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

Other Information

Income Tax Information

At March 31, 2017, the cost of investment securities for income tax purposes was $154,629,109. Net unrealized appreciation aggregated $26,746,124, of which $28,099,891 related to appreciated investment securities and $1,353,767 related to depreciated investment securities.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Holdings Report
for

Fidelity® Variable Insurance Products:

Consumer Discretionary Portfolio

March 31, 2017

VCI-QTLY-0517
1.814645.112

Investments March 31, 2017 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 96.4%
	Shares	Value
Auto Components - 1.0%
Auto Parts & Equipment - 1.0%
Tenneco, Inc.	23,751	$1,482,537
Automobiles - 0.5%
Automobile Manufacturers - 0.5%
Ferrari NV	10,000	743,600
Beverages - 1.3%
Soft Drinks - 1.3%
Monster Beverage Corp. (a)	42,090	1,943,295
Food & Staples Retailing - 0.1%
Food Retail - 0.1%
Zhou Hei Ya International Holdings Co. Ltd.	169,500	171,866
Hotels, Restaurants & Leisure - 11.9%
Casinos & Gaming - 1.3%
Las Vegas Sands Corp.	35,159	2,006,524
Hotels, Resorts & Cruise Lines - 4.4%
Hilton Grand Vacations, Inc. (a)	24,884	713,175
Hilton, Inc.	27,892	1,630,566
Marriott International, Inc. Class A	19,600	1,845,928
Park Hotels & Resorts, Inc. (b)	53,849	1,382,304
Wyndham Worldwide Corp.	10,700	901,903
		6,473,876
Leisure Facilities - 1.2%
International Speedway Corp. Class A	11,400	421,230
Vail Resorts, Inc.	6,880	1,320,272
		1,741,502
Restaurants - 5.0%
Buffalo Wild Wings, Inc. (a)	10,795	1,648,936
Darden Restaurants, Inc.	3,580	299,539
Del Frisco's Restaurant Group, Inc. (a)	29,500	532,475
Domino's Pizza, Inc.	4,300	792,490
Jack in the Box, Inc.	10,400	1,057,888
Starbucks Corp.	43,770	2,555,730
U.S. Foods Holding Corp.	15,200	425,296
		7,312,354

TOTAL HOTELS, RESTAURANTS & LEISURE		17,534,256

Household Durables - 1.4%
Household Appliances - 1.4%
Techtronic Industries Co. Ltd.	488,908	1,978,531
Household Products - 2.2%
Household Products - 2.2%
Spectrum Brands Holdings, Inc. (b)	23,349	3,245,744
Internet & Direct Marketing Retail - 18.0%
Internet & Direct Marketing Retail - 18.0%
Amazon.com, Inc. (a)	25,938	22,995,079
Liberty Interactive Corp. QVC Group Series A (a)	100,800	2,018,016
Ocado Group PLC (a)(b)	508,247	1,534,646
		26,547,741
Leisure Products - 1.7%
Leisure Products - 1.7%
Hasbro, Inc.	6,300	628,866
Mattel, Inc.	74,300	1,902,823
		2,531,689
Media - 25.3%
Advertising - 2.4%
Interpublic Group of Companies, Inc.	146,657	3,603,362
Broadcasting - 0.8%
CBS Corp. Class B	16,200	1,123,632
Cable & Satellite - 9.9%
Charter Communications, Inc. Class A (a)	30,977	10,139,392
Comcast Corp. Class A	73,480	2,762,113
Naspers Ltd. Class N	5,240	902,917
Sirius XM Holdings, Inc. (b)	143,000	736,450
		14,540,872
Movies & Entertainment - 12.2%
The Walt Disney Co.	129,757	14,713,146
Time Warner, Inc.	33,800	3,302,598
		18,015,744

TOTAL MEDIA		37,283,610

Multiline Retail - 4.8%
General Merchandise Stores - 4.8%
B&M European Value Retail S.A.	206,784	775,685
Dollar Tree, Inc. (a)	79,142	6,209,481
		6,985,166
Personal Products - 0.3%
Personal Products - 0.3%
Herbalife Ltd. (a)	6,900	401,166
Specialty Retail - 20.7%
Apparel Retail - 9.7%
Guess?, Inc.	13,700	152,755
L Brands, Inc.	110,900	5,223,390
Ross Stores, Inc.	47,682	3,140,813
TJX Companies, Inc.	68,017	5,378,784
Zumiez, Inc. (a)	19,500	356,850
		14,252,592
Automotive Retail - 1.2%
O'Reilly Automotive, Inc. (a)	6,573	1,773,658
Home Improvement Retail - 9.8%
Home Depot, Inc.	98,000	14,389,340

TOTAL SPECIALTY RETAIL		30,415,590

Textiles, Apparel & Luxury Goods - 7.2%
Apparel, Accessories & Luxury Goods - 1.0%
Canada Goose Holdings, Inc. (a)	400	6,380
Regina Miracle International Holdings Ltd.	258,019	198,872
Under Armour, Inc. Class A (sub. vtg.) (a)(b)	5,000	98,900
VF Corp.	19,600	1,077,412
		1,381,564
Footwear - 6.2%
NIKE, Inc. Class B	164,270	9,154,767

TOTAL TEXTILES, APPAREL & LUXURY GOODS		10,536,331

TOTAL COMMON STOCKS
(Cost $111,147,381)		141,801,122
	Principal Amount	Value

Convertible Bonds - 0.3%
Media - 0.3%
Cable & Satellite - 0.3%
DISH Network Corp. 3.375% 8/15/26 (c)
(Cost $410,000)	410,000	495,331
	Shares	Value

Money Market Funds - 6.6%
Fidelity Cash Central Fund, 0.84% (d)	3,932,329	3,933,115
Fidelity Securities Lending Cash Central Fund 0.84% (d)(e)	5,814,366	5,814,948
TOTAL MONEY MARKET FUNDS
(Cost $9,748,154)		9,748,063
TOTAL INVESTMENT PORTFOLIO - 103.3%
(Cost $121,305,535)		152,044,516
NET OTHER ASSETS (LIABILITIES) - (3.3)%		(4,865,028)
NET ASSETS - 100%		$147,179,488

Legend

 (a) Non-income producing

 (b) Security or a portion of the security is on loan at period end.

 (c) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $495,331 or 0.3% of net assets.

 (d) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (e) Investment made with cash collateral received from securities on loan.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$2,505
Fidelity Securities Lending Cash Central Fund	15,470
Total	$17,975

Investment Valuation

The following is a summary of the inputs used, as of March 31, 2017, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. Additional information on valuation inputs, and their aggregation into the levels used below, is provided later in this section.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Common Stocks	$141,801,122	$140,898,205	$902,917	$--
Convertible Bonds	495,331	--	495,331	--
Money Market Funds	9,748,063	9,748,063	--	--
Total Investments in Securities:	$152,044,516	$150,646,268	$1,398,248	$--

The following is a summary of transfers between Level 1 and Level 2 for the period ended March 31, 2017. Transfers are assumed to have occurred at the beginning of the period, and are primarily attributable to the valuation techniques used for foreign equity securities, as discussed at the end of this section:

Transfers	Total
Level 1 to Level 2	$0
Level 2 to Level 1	$2,278,864

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. Corporate bonds are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker supplied prices.

When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

Other Information

Income Tax Information

At March 31, 2017, the cost of investment securities for income tax purposes was $121,404,500. Net unrealized appreciation aggregated $30,640,016, of which $36,415,144 related to appreciated investment securities and $5,775,128 related to depreciated investment securities.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Holdings Report
for

Fidelity® Variable Insurance Products:

Energy Portfolio

March 31, 2017

VNR-QTLY-0517
1.814635.112

Investments March 31, 2017 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 99.2%
	Shares	Value
Chemicals - 1.2%
Commodity Chemicals - 1.2%
LyondellBasell Industries NV Class A	44,200	$4,030,598
Construction & Engineering - 0.2%
Construction & Engineering - 0.2%
C&J Energy Services, Inc. (a)	18,600	633,330
Diversified Financial Services - 0.3%
Other Diversified Financial Services - 0.3%
Smart Sand, Inc.	53,200	864,500
Energy Equipment & Services - 18.4%
Oil & Gas Drilling - 0.9%
Ensco PLC Class A	78,000	698,100
Nabors Industries Ltd.	40,000	522,800
Odfjell Drilling A/S (a)	238,050	515,680
Trinidad Drilling Ltd. (a)	338,500	585,442
Xtreme Drilling & Coil Services Corp. (a)	345,800	556,463
		2,878,485
Oil & Gas Equipment & Services - 17.5%
Baker Hughes, Inc.	288,100	17,234,142
Dril-Quip, Inc. (a)	55,344	3,019,015
Exterran Corp. (a)	19,600	616,420
Frank's International NV (b)	142,900	1,510,453
Halliburton Co.	262,500	12,917,625
National Oilwell Varco, Inc.	89,700	3,596,073
Newpark Resources, Inc. (a)	314,300	2,545,830
Oceaneering International, Inc.	80,149	2,170,435
RigNet, Inc. (a)	52,600	1,128,270
Schlumberger Ltd.	133,509	10,427,053
Tesco Corp. (a)	85,600	689,080
TETRA Technologies, Inc. (a)	201,400	819,698
Total Energy Services, Inc.	13,800	138,016
		56,812,110

TOTAL ENERGY EQUIPMENT & SERVICES		59,690,595

Gas Utilities - 0.3%
Gas Utilities - 0.3%
Indraprastha Gas Ltd.	66,219	1,036,216
Machinery - 0.2%
Industrial Machinery - 0.2%
ProPetro Holding Corp. (a)	58,100	748,909
Oil, Gas & Consumable Fuels - 78.6%
Coal & Consumable Fuels - 0.4%
CONSOL Energy, Inc.	65,200	1,094,056
Integrated Oil & Gas - 15.4%
Chevron Corp.	222,231	23,860,942
Exxon Mobil Corp.	320,848	26,312,744
		50,173,686
Oil & Gas Exploration & Production - 48.9%
Anadarko Petroleum Corp.	226,534	14,045,108
Cabot Oil & Gas Corp.	21,100	504,501
Callon Petroleum Co. (a)	358,700	4,720,492
Canadian Natural Resources Ltd.	23,600	772,677
Carrizo Oil & Gas, Inc. (a)	88,100	2,524,946
Centennial Resource Development, Inc. Class A (c)	14,400	262,512
Cimarex Energy Co.	50,587	6,044,641
Concho Resources, Inc. (a)	28,000	3,593,520
ConocoPhillips Co.	71,700	3,575,679
Continental Resources, Inc. (a)	99,700	4,528,374
Devon Energy Corp.	76,800	3,204,096
Diamondback Energy, Inc. (a)	114,100	11,833,882
Encana Corp.	379,200	4,442,558
EOG Resources, Inc.	216,442	21,113,917
Extraction Oil & Gas, Inc.	188,551	3,497,621
Hess Corp.	76,200	3,673,602
Jones Energy, Inc. (b)	30,275	77,201
Marathon Oil Corp.	212,800	3,362,240
Newfield Exploration Co. (a)	145,800	5,381,478
Noble Energy, Inc.	148,212	5,089,600
Oasis Petroleum, Inc. (a)	110,100	1,570,026
Parsley Energy, Inc. Class A (a)	202,530	6,584,250
PDC Energy, Inc. (a)	83,134	5,183,405
Pioneer Natural Resources Co.	80,965	15,078,112
QEP Resources, Inc. (a)	137,700	1,750,167
Range Resources Corp.	56,200	1,635,420
Resolute Energy Corp. (a)	40,736	1,645,734
Rice Energy, Inc. (a)	275,711	6,534,351
Ring Energy, Inc. (a)	102,844	1,112,772
RSP Permian, Inc. (a)	150,500	6,235,215
Sanchez Energy Corp. (a)(b)	5,800	55,332
Seven Generations Energy Ltd. (a)	140,400	2,565,492
SM Energy Co.	83,810	2,013,116
Viper Energy Partners LP	69,000	1,240,620
Whiting Petroleum Corp. (a)	93,700	886,402
WPX Energy, Inc. (a)	209,400	2,803,866
		159,142,925
Oil & Gas Refining & Marketing - 5.7%
Alon U.S.A. Energy, Inc.	86,800	1,058,092
Delek U.S. Holdings, Inc.	169,700	4,118,619
HollyFrontier Corp.	29,700	841,698
Marathon Petroleum Corp.	106,200	5,367,348
Phillips 66 Co.	70,062	5,550,312
Western Refining, Inc.	9,700	340,179
World Fuel Services Corp.	38,065	1,379,856
		18,656,104
Oil & Gas Storage & Transport - 8.2%
GasLog Partners LP	42,600	1,043,700
Gener8 Maritime, Inc. (a)	195,824	1,110,322
Golar LNG Ltd. (b)	67,700	1,890,861
Kinder Morgan, Inc.	384,800	8,365,552
Noble Midstream Partners LP	41,400	2,156,112
Plains All American Pipeline LP	131,300	4,150,393
Targa Resources Corp.	55,200	3,306,480
Teekay LNG Partners LP	20,900	366,795
The Williams Companies, Inc.	142,900	4,228,411
		26,618,626

TOTAL OIL, GAS & CONSUMABLE FUELS		255,685,397

TOTAL COMMON STOCKS
(Cost $279,373,542)		322,689,545

Money Market Funds - 1.3%
Fidelity Securities Lending Cash Central Fund 0.84% (d)(e)
(Cost $4,263,751)	4,263,657	4,264,083
TOTAL INVESTMENT PORTFOLIO - 100.5%
(Cost $283,637,293)		326,953,628
NET OTHER ASSETS (LIABILITIES) - (0.5)%		(1,684,919)
NET ASSETS - 100%		$325,268,709

Legend

 (a) Non-income producing

 (b) Security or a portion of the security is on loan at period end.

 (c) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $262,512 or 0.1% of net assets.

 (d) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (e) Investment made with cash collateral received from securities on loan.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$2,792
Fidelity Securities Lending Cash Central Fund	25,560
Total	$28,352

Investment Valuation

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. Additional information on valuation inputs is provided later in this section.

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

Other Information

Income Tax Information

At March 31, 2017, the cost of investment securities for income tax purposes was $285,457,601. Net unrealized appreciation aggregated $41,496,027, of which $55,191,681 related to appreciated investment securities and $13,695,654 related to depreciated investment securities.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Holdings Report
for

Fidelity® Variable Insurance Products:

Consumer Staples Portfolio

March 31, 2017

VCSP-QTLY-0517
1.856925.109

Investments March 31, 2017 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 98.9%
	Shares	Value
Beverages - 23.7%
Brewers - 0.8%
China Resources Beer Holdings Co. Ltd.	18,666	$42,465
Molson Coors Brewing Co. Class B	25,900	2,478,889
		2,521,354
Distillers & Vintners - 1.6%
Constellation Brands, Inc. Class A (sub. vtg.)	27,300	4,424,511
Kweichow Moutai Co. Ltd. (A Shares)	9,950	558,186
		4,982,697
Soft Drinks - 21.3%
Britvic PLC	95,900	777,991
Coca-Cola Bottling Co. Consolidated	37,230	7,670,125
Coca-Cola Central Japan Co. Ltd.	105,000	2,539,410
Coca-Cola European Partners PLC	216,500	8,159,885
Coca-Cola HBC AG	48,560	1,253,929
Fever-Tree Drinks PLC	38,972	734,862
Fomento Economico Mexicano S.A.B. de CV sponsored ADR	3,285	290,788
Monster Beverage Corp. (a)	243,600	11,247,012
PepsiCo, Inc.	82,206	9,195,563
The Coca-Cola Co.	614,438	26,076,749
		67,946,314

TOTAL BEVERAGES		75,450,365

Biotechnology - 0.2%
Biotechnology - 0.2%
Enzymotec Ltd. (a)	84,900	747,120
Capital Markets - 0.6%
Diversified Capital Markets - 0.6%
Beijing Yanjing Brewery ELS (UBS Warrant Programme) warrants 10/6/17 (a)(b)	1,724,279	1,877,727
Chemicals - 0.3%
Fertilizers & Agricultural Chemicals - 0.3%
Syngenta AG (Switzerland)	1,891	835,142
Food & Staples Retailing - 12.8%
Drug Retail - 7.1%
CVS Health Corp.	144,139	11,314,912
Rite Aid Corp. (a)	336,400	1,429,700
Walgreens Boots Alliance, Inc.	119,400	9,916,170
		22,660,782
Food Distributors - 0.8%
Performance Food Group Co. (a)	7,500	178,500
Sysco Corp.	26,600	1,381,072
United Natural Foods, Inc. (a)	19,000	821,370
		2,380,942
Food Retail - 0.9%
Kroger Co.	79,052	2,331,243
Sprouts Farmers Market LLC (a)	24,000	554,880
Whole Foods Market, Inc.	3,600	106,992
		2,993,115
Hypermarkets & Super Centers - 4.0%
Costco Wholesale Corp.	61,000	10,229,090
Wal-Mart Stores, Inc.	36,804	2,652,832
		12,881,922

TOTAL FOOD & STAPLES RETAILING		40,916,761

Food Products - 14.2%
Agricultural Products - 0.7%
Bunge Ltd.	6,800	538,968
Darling International, Inc. (a)	65,000	943,800
Ingredion, Inc.	5,900	710,537
		2,193,305
Packaged Foods & Meats - 13.5%
Amplify Snack Brands, Inc. (a)(c)	108,400	910,560
Danone SA	11,950	812,898
Hostess Brands, Inc. Class A (a)	73,600	1,168,032
JBS SA	571,500	1,863,865
Kellogg Co.	1,800	130,698
Mead Johnson Nutrition Co. Class A	4,800	427,584
Mondelez International, Inc.	267,000	11,502,360
Post Holdings, Inc. (a)	30,300	2,651,856
The Hain Celestial Group, Inc. (a)	118,480	4,407,456
The Hershey Co.	12,700	1,387,475
The J.M. Smucker Co.	15,600	2,044,848
The Kraft Heinz Co.	100,700	9,144,567
TreeHouse Foods, Inc. (a)	79,300	6,713,538
		43,165,737

TOTAL FOOD PRODUCTS		45,359,042

Health Care Providers & Services - 0.1%
Health Care Services - 0.1%
Diplomat Pharmacy, Inc. (a)(c)	19,300	307,835
Hotels, Restaurants & Leisure - 0.9%
Restaurants - 0.9%
U.S. Foods Holding Corp.	103,500	2,895,930
Household Durables - 0.7%
Housewares & Specialties - 0.7%
Newell Brands, Inc.	49,072	2,314,726
Household Products - 18.2%
Household Products - 18.2%
Colgate-Palmolive Co.	88,790	6,498,540
Procter & Gamble Co.	368,907	33,146,292
Spectrum Brands Holdings, Inc. (c)	62,100	8,632,521
Svenska Cellulosa AB (SCA) (B Shares)	295,400	9,527,278
		57,804,631
Personal Products - 10.0%
Personal Products - 10.0%
Avon Products, Inc. (a)	1,108,500	4,877,400
Coty, Inc. Class A	556,948	10,097,467
Estee Lauder Companies, Inc. Class A	31,600	2,679,364
Herbalife Ltd. (a)(c)	66,100	3,843,054
Nu Skin Enterprises, Inc. Class A	18,988	1,054,594
Ontex Group NV	27,300	876,622
Unilever NV (Certificaten Van Aandelen) (Bearer) (c)	166,624	8,272,741
		31,701,242
Specialty Retail - 0.1%
Specialty Stores - 0.1%
GNC Holdings, Inc. (c)	27,561	202,849
Tobacco - 17.1%
Tobacco - 17.1%
Altria Group, Inc.	149,896	10,705,572
British American Tobacco PLC sponsored ADR (c)	125,118	8,297,826
Imperial Tobacco Group PLC	19,368	938,373
Japan Tobacco, Inc.	23,000	748,594
Philip Morris International, Inc.	240,734	27,178,869
Reynolds American, Inc.	106,700	6,724,234
		54,593,468
TOTAL COMMON STOCKS
(Cost $257,835,080)		315,006,838

Convertible Preferred Stocks - 0.3%
Internet & Direct Marketing Retail - 0.3%
Internet & Direct Marketing Retail - 0.3%
The Honest Co., Inc. Series D (a)(d)
(Cost $1,499,986)	32,783	1,093,703

Money Market Funds - 6.6%
Fidelity Cash Central Fund, 0.84% (e)	2,073,648	2,074,062
Fidelity Securities Lending Cash Central Fund 0.84% (e)(f)	18,946,471	18,948,366
TOTAL MONEY MARKET FUNDS
(Cost $21,022,809)		21,022,428
TOTAL INVESTMENT PORTFOLIO - 105.8%
(Cost $280,357,875)		337,122,969
NET OTHER ASSETS (LIABILITIES) - (5.8)%		(18,549,852)
NET ASSETS - 100%		$318,573,117

Security Type Abbreviations

ELS – Equity-Linked Security

Legend

 (a) Non-income producing

 (b) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $1,877,727 or 0.6% of net assets.

 (c) Security or a portion of the security is on loan at period end.

 (d) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $1,093,703 or 0.3% of net assets.

 (e) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (f) Investment made with cash collateral received from securities on loan.

Additional information on each restricted holding is as follows:

Security	Acquisition Date	Acquisition Cost
The Honest Co., Inc. Series D	8/3/15	$1,499,986

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$772
Fidelity Securities Lending Cash Central Fund	62,376
Total	$63,148

Investment Valuation

The following is a summary of the inputs used, as of March 31, 2017, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. Additional information on valuation inputs, and their aggregation into the levels used below, is provided later in this section.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Common Stocks	$315,006,838	$302,459,736	$12,547,102	$--
Convertible Preferred Stocks	1,093,703	--	--	1,093,703
Money Market Funds	21,022,428	21,022,428	--	--
Total Investments in Securities:	$337,122,969	$323,482,164	$12,547,102	$1,093,703

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

Other Information

Income Tax Information

At March 31, 2017, the cost of investment securities for income tax purposes was $280,808,249. Net unrealized appreciation aggregated $56,314,720, of which $63,103,055 related to appreciated investment securities and $6,788,335 related to depreciated investment securities.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Item 2.

Controls and Procedures

(a)(i)  The President and Treasurer and the Chief Financial Officer have concluded that the Variable Insurance Products Fund IV’s (the “Trust”) disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii)  There was no change in the Trust’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the Trust’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Trust’s internal control over financial reporting.

Item 3.

Exhibits

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Variable Insurance Products Fund IV

By:	/s/Adrien E. Deberghes
Adrien E. Deberghes
President and Treasurer

Date:	May 26, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Adrien E. Deberghes
Adrien E. Deberghes
President and Treasurer

Date:	May 26, 2017

By:	/s/Howard J. Galligan III
Howard J. Galligan III
Chief Financial Officer

Date:	May 26, 2017